Note 14 - Stock Options and Nonvested Shares (Tables)	12 Months Ended
Dec. 31, 2012
2004 Stock Incentive Plan [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years ended December 31,
	2010			2011

Weighted average risk free rate of return	1.11%	-	2.47%	2.02%	-	2.24%
Weighted average expected option life (years)		5.98			6.14
Expected volatility rate	54.37%	-	57.06%	72.96%	-	73.75%
Dividend yield		-			-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2010		2011		2012
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	10,834,298	$0.87	13,103,238	$0.99	11,994,698	$0.96
Granted	3,562,000	1.43	285,000	1.08	-	-
Exercised	(637,720)	1.12	(47,500)	0.47	(20,000)	0.16
Forfeited	(655,340)	1.27	(1,346,040)	1.28	(829,700)	1.35

Outstanding at end of year	13,103,238	$0.99	11,994,698	$0.96	11,144,998	$0.93

Shares exercisable at end of year	9,316,838	$0.82	10,588,058	$0.91	10,856,838	$0.92

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2012	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2012

$0.16	2,810,738				2,810,738
$1.04	200,000				200,000
$1.31	1,279,100				1,279,100
$1.32	27,000				27,000
$1.12	400,000				400,000
$1.16	200,000				200,000
$1.07	700,000				700,000
$0.96	2,389,000				2,389,000
$1.32	73,600				73,600
$1.26	553,560				553,560
$1.65	10,000				10,000
$1.426	2,222,000				2,044,240
$1.43	50,000				34,000
$1.14	200,000				120,000
$0.87	30,000				15,600
	11,144,998	3.74 years	$0.93	$191,130	10,856,838	$0.92	$191,130

2007 Equity Incentive Plan [Member]
Schedule of Nonvested Share Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant/ modification date fair value	Aggregate intrinsic value

At the beginning of year 2010	3,343,453	$1.84	4,881,441
Granted	-	-	-
Vested	(1,443,008)	-	(2,117,855)
Forfeited	-	-	-

At the end of year 2010	1,900,445	$1.43	2,481,981
Granted	-	-	-
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2011	1,900,445	$0.69	$615,744
Granted	-	-	-
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2012	1,900,445	$0.27	$433,301